S000080108 [Member] Investment Objectives and Goals - iShares Lithium Miners and Producers ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® LITHIUM MINERS AND PRODUCERS ETF Ticker: ILITStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Lithium Miners and Producers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. equities of companies primarily engaged in lithium ore mining and/or lithium compounds manufacturing.